Income Taxes (Interest Expense On Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Income Tax Disclosure [Abstract]
Interest expense on unrecognized tax benefits	$ 0.4	$ 1.6	$ 2.5